Income Taxes (Reconciliation of the Federal Statutory Tax Rate to Total Provision) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Provision Of Income Taxes [Line Items]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.75%	0.63%	(1.72%)
Federal research credit		(0.28%)	(1.19%)
Domestic manufacturing deduction	(3.25%)	(2.21%)
Equity in losses of foreign joint ventures	1.43%	0.64%	3.09%
Foreign rate differential	0.60%	(0.92%)	(3.83%)
Noncontrolling interests	(3.64%)	(2.32%)	(9.47%)
Other, net	(0.43%)	0.68%	0.88%
Provision for income taxes	30.46%	31.22%	22.76%